QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-8255
               -------------------------------------------------
                       Investment Company Act file number


                              THE WORLD FUNDS, INC.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                                Thomas S. Harman
                             Morgan, Lewis, Bockius
                      1111 Pennsylvania Avenue, Northwest
                             Washington, D.C. 20004

     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 527-9525
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 12/31
                       -------------------------------

                      Date of reporting period: 09/30/2008
                      -----------------------------------



ITEM 1. SCHEDULE OF INVESTMENTS.



The World Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

Dividend Capital Realty Income Fund;
Eastern European Equity Fund; and
REMS Real Estate Value Opportunity Fund

                       DIVIDEND CAPITAL REALTY INCOME FUND
                             SCHEDULE OF INVESTMENTS
                               September 30, 2008
                                   (unaudited)

 Number
   of                                                                 Market
 shares                  Security Description                         Value
---------- -------------------------------------------------         ---------
---------- -------------------------------------------------         ---------


           COMMON STOCK                                     46.07%

           APARTMENTS:                                       6.76%
    1,500  AVALONBAY COMMUNITIES INC.                               $ 147,630
    2,800  BOARDWALK EQUITIES                                          94,332
    2,100  BRE PROPERTIES INC.  CLASS A                               102,900
    4,700  EQUITY RESIDENTIAL PROPERTIES TRUST                        208,727
    1,900  ESSEX PROPERTY TRUST                                       224,827
    5,100  NORTHERN PROPERTY REAL ESTATE INVESTMENT TRUST (CANADA)    108,829
                                                                     ---------
                                                                     ---------
                                                                      887,245
                                                                     ---------
                                                                     ---------

           HEALTHCARE:                                       4.61%
    5,100  HCP, INC.                                                  204,663
    1,500  HEALTH CARE REIT, INC.                                      79,845
    1,500  NATIONWIDE HEALTH PROPERTIES, INC.                          53,970
    5,400  VENTAS, INC.                                               266,868
                                                                     ---------
                                                                     ---------
                                                                      605,346
                                                                     ---------
                                                                     ---------

           HOTELS:                                           2.01%
    3,800  LASALLE HOTEL PROPERTIES                                    88,616
    6,200  STARWOOD HOTELS & RESORTS WORLDWIDE, INC.                  174,468
                                                                     ---------
                                                                     ---------
                                                                      263,084
                                                                     ---------
                                                                     ---------

           INDUSTRIAL:                                       3.06%
    2,700  AMB PROPERTY CORP.                                         122,310
    1,600  EASTGROUP PROPERTIES, INC.                                  77,664
    4,900  PROLOGIS                                                   202,223
                                                                     ---------
                                                                     ---------
                                                                      402,197
                                                                     ---------
                                                                     ---------

           NET LEASE:                                        1.80%
      900  ENTERTAINMENT PROPERTIES TRUST                              49,248
    7,300  REALTY INCOME CORP.                                        186,880
                                                                     ---------
                                                                     ---------
                                                                      236,128
                                                                     ---------
                                                                     ---------

           OFFICE/CENTRAL BUSINESS DISTRICT:                 5.47%
    3,500  BOSTON PROPERTIES INC.                                     327,810
   13,800  DOUGLAS EMMETT INC.                                        318,366
    1,100  SL GREEN REALTY CORP.                                       71,280
                                                                     ---------
                                                                     ---------
                                                                      717,456
                                                                     ---------
                                                                     ---------

           OFFICE/SUBURBAN:                                  3.52%
    1,500  ALEXANDRIA REAL ESTATE EQUITIES, INC.                      168,750
    4,100  ALLIED PROPERTIES REAL INVESTMENT TRUST (CANADA)            71,425
    2,700  CORPORATE OFFICE PROPERTIES TRUST                          108,945
    2,400  DIGITAL REALTY TRUST INC.                                  113,400
                                                                     ---------
                                                                     ---------
                                                                      462,520
                                                                     ---------
                                                                     ---------

           REALTY/DIVERSIFIED:                               3.08%
    4,100  VORNADO REALTY TRUST                                       372,895
  133,000  ZHONG AN REAL ESTATE LTD. (HONG KONG)\                      31,345
                                                                     ---------
                                                                     ---------
                                                                      404,240
                                                                     ---------
                                                                     ---------

           REGIONAL MALLS:                                   6.50%
    2,200  MACERICH CO.                                               140,030
    6,900  RIOCAN REAL ESTATE INVESTMENT TRUST (CANADA)               131,030
    4,300  SIMON PROPERTY GROUP INC.                                  417,100
    3,300  TAUBMAN CENTERS INC.                                       165,000
                                                                     ---------
                                                                     ---------
                                                                      853,160
                                                                     ---------
                                                                     ---------

           SELF STORAGE:                                     2.60%
    1,600  EXTRA SPACE STORAGE INC.                                    24,576
    3,200  PUBLIC STORAGE INC.                                        316,832
                                                                     ---------
                                                                     ---------
                                                                      341,408
                                                                     ---------
                                                                     ---------

           SHOPPING CENTER:                                  6.66%
    5,600  CALLOWAY REALTY INVESTMENT TRUST (CANADA)                   98,187
   23,500  CFS RETAIL PROPERTY TRUST (AUSTRALIA)                       41,785
    4,100  FEDERAL REALTY  INVESTMENT TRUST                           350,960
    5,400  KIMCO REALTY CORP.                                         199,476
   14,000  WESTFIELD GROUP (AUSTRALIA)                                184,097
                                                                     ---------
                                                                     ---------
                                                                      874,505
                                                                     ---------
                                                                     ---------

           TOTAL COMMON STOCK                                     $ 6,047,289
                                                                     ---------
                                                                     ---------


           PREFERRED STOCK:                                 53.67%

           APARTMENTS:                                       4.61%
   18,500  APARTMENT INVESTMENT & MANAGEMENT CO., SERIES U, 7.750%    321,900
   14,000  ASSOCIATED ESTATES REALTY CORP., SERIES B, 8.700%          283,500
                                                                     ---------
                                                                     ---------
                                                                      605,400
                                                                     ---------
                                                                     ---------

           HOTELS:                                           3.91%
   41,100  STRATEGIC HOTELS & RESORTS INC.,  SERIES C, 8.250%         513,750
                                                                     ---------
                                                                     ---------

           NET LEASE:                                        4.11%
   35,300  ENTERTAINMENT PROPERTIES TRUST, SERIES B, 7.750%           540,090
                                                                     ---------
                                                                     ---------

           OFFICE/SUBURBAN:                                 27.11%
   53,500  BIOMED REALTY TRUST INC., SERIES A, 7.375%                 953,905
   67,900  BRANDYWINE REALTY TRUST, SERIES D, 7.375%                  960,785
   12,900  CORPORATE OFFICE PROPERTIES TRUST, SERIES H, 7.500%        258,000
   19,700  DIGITAL REALTY TRUST INC., SERIES A, 8.500%                369,375
   45,800  DIGITAL REALTY TRUST INC., SERIES B, 7.875%                879,360
    8,200  PS BUSINESS PARKS, INC., SERIES O, 7.375%                  137,678
                                                                     ---------
                                                                     ---------
                                                                    3,559,103
                                                                     ---------
                                                                     ---------

           REGIONAL MALLS:                                   3.08%
   18,800  TAUBMAN CENTERS INC., SERIES G, 8.000%                     404,200
                                                                     ---------
                                                                     ---------

           SHOPPING CENTER:                                  2.71%
   25,300  DEVELOPERS DIVERSIFIED REALTY CORP., SERIES H, 7.375%      355,718
                                                                     ---------
                                                                     ---------

           SPECIALTY FINANCE:                                8.14%
   19,800  CAPITAL LEASE FUNDING INC., SERIES A, 8.125%               345,312
   36,300  GRAMERCY CAPITAL CORP., SERIES A, 8.125%                   268,620
   17,500  NORTHSTAR REALTY FINANCE CORP, SERIES A, 8.750%            181,125
   29,900  NORTHSTAR REALTY FINANCE CORP, SERIES B, 8.250%            272,688
                                                                     ---------
                                                                     ---------
                                                                    1,067,745
                                                                     ---------
                                                                     ---------

           TOTAL PREFERRED STOCK                                  $ 7,046,006
                                                                     ---------
                                                                     ---------

           Total Securities                              99.74%  $ 13,093,295
           Cash and Cash Equivalents                      0.26%        34,617
                                                            -------  ---------
                                                            -------  ---------
           TOTAL INVESTMENTS                             100.00% $ 13,127,912
                                                            =======  =========


           FAS 157 Footnote Disclosure:

           The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

              Level 1 - quoted prices in active markets for identical securities

              Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

              Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used to value the Fund's investments as of September 30, 2008:

   Valuation Inputs:                                   Investment in Securities:
   Level 1 - Quoted Prices                                   $ 13,093,295
   Level 2 - Other Significant Observable Inputs                    -
   Level 3 - Significant Unobservable Inputs                        -
                                                              ---------
                                                              ---------
   Total:                                                    $ 13,093,295
                                                               ---------
                                                               ---------

                          EASTERN EUROPEAN EQUITY FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               September 30, 2008
                                   (unaudited)

   Number of                              % of           Market
   Shares   Security Description        Net Assets        Value
   -        -                           --------------------
            Common Stocks:                 54.85%

            Austria:                       12.51%
   150,000  ECO Eastern Europe R/EST                    2,111,550
   280,000  Uralchimplast Beteiligungs                  2,368,878
                                                        ----------
                                                        ----------
                                                        4,480,428
                                                        ----------
                                                        ----------

            Germany:                        0.16%
    90,000  Magnat Real Estate Opps                        57,012
                                                        ----------
                                                        ----------

            Great Britain:                  8.47%
   106,500  Equest Investments Balkans                  1,492,780
   136,000  Highland Gold Mining Ltd.                     164,605
   590,000  Lewis Charles Romania Property Fund Ltd.      372,800
   175,000  Regal Petroleum PLC                           279,556
   110,000  Ukraine Opportunity Trust PL                  690,250
    22,000  Ukraine Opportunity Trust PL Ord               34,760
                                                        ----------
                                                        ----------
                                                        3,034,751
                                                        ----------
                                                        ----------

            Hungary:                        1.65%
   267,793  Ablon Group                                   296,711
     4,500  Egis RT                                       293,830
                                                        ----------
                                                        ----------
                                                          590,541
                                                        ----------
                                                        ----------

            Poland:                         1.98%
    75,000  Telekomunikacja Polska SA                     709,623
                                                        ----------
                                                        ----------

            Russia:                        18.23%
    40,000  AFK Sistema Regs Spons GDR                    652,800
    30,000  Gazprom OAO Spon ADR                          928,500
    17,000  Lukoil Holdings Spon ADR                      999,600
    45,000  Mechel Steel Group OAO                        794,250
         1  OAO Open Investments GDR                           17
   170,000  Rosneft Oil Co. OAO GDR Reg S               1,142,400
    99,000  Surgutneftegaz SP ADR                         525,690
    14,000  Tatneft Sponsored REG S GDR                   991,200
     7,000  Wimm Bill dann Foods ADR                      493,500
                                                        ----------
                                                        ----------
                                                        6,527,957
                                                        ----------
                                                        ----------

            Sweden:                         3.93%
   1,471,000Trigon Agri A/S                             1,408,094
                                                        ----------
                                                        ----------

            Turkey:                         7.92%
    600000  Dogin Yayin Holding AS                        699,366
     43705  Hurriyet Gazetecilik VE                        44,789
    700000  Turk Telekomunikasyon AS                    2,091,841
                                                        ----------
                                                        ----------
                                                        2,835,996
                                                        ----------
                                                        ----------

            Total Securities               54.85%     $19,644,402
            Cash and Cash Equivalents      45.15%     $16,167,301
                                        ----------      ----------
                                        ----------      ----------
            TOTAL INVESTMENTS             100.00%     $35,811,703
                                        ==========      ==========
                                        ==========      ==========


    ADR - Security represented is held by the custodian bank in the form of American Depository Receipts. GDR - Security represented is held by the custodian bank in the form of Global Depository Receipts. SDR - Security represented is held by the custodian bank in the form of Special Drawing Rights.


    FAS 157 Footnote Disclosure:

   The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

              Level 1 - quoted prices in active markets for identical securities

              Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

              Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

   The following is a summary of the inputs used to value the Fund's investments as of June 30, 2008:

   Valuation Inputs:                          Investment in Securities:

   Level 1 - Quoted Prices                        $ 19,644,402
   Level 2 - Other Significant Observable Inputs             -
   Level 3 - Significant Unobservable Inputs                 -
                                                    ----------
                                                    ----------
    Total:                                        $ 19,644,402
                                                    ----------

                    REMS REAL ESTATE VALUE-OPPORTUNITY FUND
                             SCHEDULE OF INVESTMENTS
                               September 30, 2008
                                   (unaudited)

 Number                                                          Market
of shares    Security Description                                Value
----------  ------------------------------------------          ---------
----------  ------------------------------------------          ---------

            LONG POSITIONS
            COMMON STOCKS                              85.59%


            DIVERSIFIED/OTHER:                         13.48%
  165,600   ANNALY CAPITAL MANAGEMENT, INC.                     2,227,320
  128,300   MI DEVELOPMENTS                                     2,372,267
   26,900   ULTRA REAL ESTATE PROSHARES                          735,446
   25,700   VORNADO REALTY TRUST                                2,337,415
                                                                ---------
                                                                ---------
                                                                7,672,448
                                                                ---------
                                                                ---------

            HEALTHCARE:                                 5.40%
   80,100   BIOMED REALTY TRUST                                 2,118,645
   32,800   HEALTHCARE REALTY TRUST, INC.                        956,120
                                                                ---------
                                                                ---------
                                                                3,074,765
                                                                ---------
                                                                ---------

            MULTI-FAMILY:                              21.96%
   83,801   APARTMENT INVESTMENT &  MANAGEMENT CO.              2,934,711
  182,100   COLONIAL PROPERTIES TRUST                           3,403,449
   89,700   POST PROPERTIES INC.                                2,508,909
  184,530   SUN COMMUNITIES, INC.                               3,655,539
                                                                ---------
                                                                ---------
                                                               12,502,608
                                                                ---------
                                                                ---------

            OFFICE/INDUSTRIAL:                         23.31%
   93,800   ALLIED PROPERTIES REAL ESTATE INVESTMENT TRUST (Cana1,634,063
  107,300   DUKE REALTY CORP.                                   2,637,434
   53,500   LIBERTY PROPERTY TRUST                              2,014,275
   72,200   MACK-CALI REALTY CORP                               2,445,414
  309,300   MISSION WEST PROPERTIES INC.                        3,012,582
   26,493   PS BUSINESS PARKS , INC.                            1,525,997
                                                                ---------
                                                                ---------
                                                               13,269,765
                                                                ---------
                                                                ---------


            RETAIL:                                    21.44%
  286,900   KITE REALTY GROUP TRUST                             3,155,900
  108,800   PENNSYLVANIA REAL ESTATE INVESTMENT TRUST           2,050,880
  143,500   RAMCO-GERSHENSON PROPERTIES TRUST                   3,217,270
   30,200   TANGER FACTORY OUTLET                               1,322,458
   68,900   WEINGARTEN REALTY                                   2,457,663
                                                                ---------
                                                                ---------
                                                               12,204,171
                                                                ---------
                                                                ---------

            TOTAL COMMON STOCKS                              $ 48,723,757
                                                                ---------
                                                                ---------

            PREFERRED STOCK:                           18.85%

            DIVERSIFIED/OTHER:                          2.78%
   57,000   COUSINS PROPERTIES INC., SERIES A, 7.75%         $ 1,026,000
   21,300   PUBLIC STORAGE INC., SERIES A, 6.125%                554,652
                                                                ---------
                                                                ---------
                                                               1,580,652
                                                                ---------
                                                                ---------

            HEALTHCARE:                                 2.39%
   19,100   BIOMED REALTY TRUST, SERIES A, 7.375%                340,553
   36,600   HCP INC., SERIES F, 7.100%                           656,970
   16,900   HEALTHCARE REIT, INC., SERIES D, 7.875%              363,181
                                                                ---------
                                                                ---------
                                                               1,360,704
                                                                ---------
                                                                ---------

            HOTEL:                                      0.56%
   23,400   LASALLE HOTEL PROPERTIES, SERIES G, 7.250%           318,240
                                                                ---------
                                                                ---------

            INDUSTRIAL:                                 2.02%
   74,300   DUKE REALTY CORP., SERIES L, 6.60%                  1,147,192
                                                                ---------
                                                                ---------


            MORTGAGE:                                   0.30%
   30,200   ISTAR FINANCIAL INC., SERIES D, 8.000%               173,348
                                                                ---------
                                                                ---------

            MULTI-FAMILY:                               3.01%
   30,700   APARTMENT INVESTMENT & MANAGEMENT CO.,
                   SERIES Y, 7.87                                521,900
   29,000   BRE PROPERTIES, SERIES C, 6.750%                     524,030
   15,600   COLONIAL PROPERTIES TRUST, SERIES D, 8.125%          296,400
   17,700   MID-AMERICAN APARTMENT COMMUNITIES, SERIES H, 8.30%  371,700
                                                                ---------
                                                                ---------
                                                               1,714,030
                                                                ---------
                                                                ---------

            OFFICE:                                     2.80%
   16,200   BRANDYWINE REALTY TRUST SERIES C, 7.50%              254,016
   16,000   DIGITAL REALTY SERIES B, 7.875%                      307,200
   38,100   KILROY REALTY CORP., SERIES F, 7.500%                601,980
   25,300   SL GREEN REALTY CORP.,  SERIES C, 7.625%             433,389
                                                                ---------
                                                                ---------
                                                               1,596,585
                                                                ---------
                                                                ---------

            RETAIL:                                     4.99%
   20,100   CBL & ASSOCIATES PROPERTIES, SERIES C, 7.75%         307,530
   15,700   DEVELOPERS DIVERSIFIED REALTY, SERIES H, 7.375%      220,742
   18,600   ENTERTAINMENT PROPERTIES SERIES D, 7.375            $ 266,352
   38,743   REGENCY CENTERS CORP, SERIES E, 6.70%                683,814
   17,900   TANGER FACTORY OUTLET SERIES C, 7.50%                358,000
   15,700   URSTADT BIDDLE PROPERTIES, INC., SERIES D, 7.50%     317,768
   38,300   WEINGARTEN REALTY INVESTMENT, SERIES F, 6.500%       689,400
                                                                ---------
                                                                ---------
                                                               2,843,606
                                                                ---------
                                                                ---------

            TOTAL PREFERRED STOCKS                          $ 10,734,357
                                                                ---------
                                                                ---------


            TOTAL LONG POSITIONS                            $ 59,458,114
                                                                ---------
                                                                ---------


            SECURITIES SOLD SHORT
            COMMON STOCK                               -6.69%

            DIVERSIFIED/OTHER:                         -2.08%
  (26,500)  COUSINS PROPERTY                                    (669,390)
  (13,100)  ST. JOE COMPANY                                     (512,079)
                                                                ---------
                                                                ---------
                                                              (1,181,469)
                                                                ---------
                                                                ---------

            MORTGAGE:                                  -3.69%
  (36,600)  BANK OF THE OZARKS, INC.                            (988,200)
  (16,300)  GLACIER BANCORP, INC.                               (403,751)
  (23,400)  REPUBLIC BANCORP, INC. CLASS A                      (709,488)
                                                                ---------
                                                                ---------
                                                              (2,101,439)
                                                                ---------
                                                                ---------

            RETAIL:                                    -0.92%
   (5,600)  SEARS HOLDINGS CORP.                                (523,600)
                                                                ---------
                                                                ---------


            TOTAL SECURITIES SOLD SHORT                     $ (3,806,508)
                                                                ---------
                                                                ---------

            Total Securities                        97.75%   $ 55,651,606
            Cash and Cash Equivalents                2.25%      1,278,289
                                                      --------  ---------
                                                      --------  ---------
            TOTAL INVESTMENTS                      100.00%   $ 56,929,895
                                                      ========  =========
                                                      ========  =========




            FAS 157 Footnote Disclosure:

            The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS (157)"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

              Level 1 - quoted prices in active markets for identical securities

              Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

              Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

            The following is a summary of the inputs used to value the Fund's investments as of September 30, 2008:

     Valuation Inputs:                                 Investment in Securities:

            Level 1 - Quoted Prices                             $ 55,651,606
            Level 2 - Other Significant Observable Inputs              -
            Level 3 - Significant Unobservable Inputs                  -
                                                                ---------
                                                                ---------
                             Total:                             $ 55,651,606
                                                                ---------

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Funds, Inc.
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer


Date:  November 18, 2008
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Executive Officer

Date: November 18, 2008
      ------------------------------------


By:  /s/ Karen Shupe
     -------------------------------------
        Karen Shupe
        Principal Financial Officer

Date: November 18, 2008
      ------------------------------------